Note I - Other Borrowed Funds - Other Borrowed Funds (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other borrowed funds	$ 33,991	$ 39,713
Federal Home Loan Bank Advances [Member]
Other borrowed funds	29,758	33,434
Promissory Notes [Member]
Other borrowed funds	$ 4,233	$ 6,279